SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning	$ 8,209,091	$ 5,130,404		$ 4,421,917
Additions, net of returns	1,167,953	3,011,562	[1]	771,523
Reclassification
Effect of changes in foreign exchange rates	38,566	67,125		(63,036)
Property and equipment at cost, ending	9,415,610	8,209,091		5,130,404
Property and equipment, accumulated depreciation, beginning	3,138,584	2,066,170		1,236,163
Depreciation for the year	1,653,798	1,054,264		840,366
Effect of changes in foreign exchange rates		18,150		(10,359)
Property and equipment, accumulated depreciation, ending	4,792,382	3,138,584		2,066,170
Property and equipment, carrying amounts	4,623,228	5,070,507		3,064,234
Equipment Not Ready For Use [Member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning	1,815,909			227,147
Additions, net of returns	206,018	1,902,713	[1]	(128,575)
Reclassification	(2,013,090)	(141,702)		(96,334)
Effect of changes in foreign exchange rates	(8,837)	54,898		(2,238)
Property and equipment at cost, ending		1,815,909
Property and equipment, accumulated depreciation, beginning
Depreciation for the year
Effect of changes in foreign exchange rates
Property and equipment, accumulated depreciation, ending
Property and equipment, carrying amounts		1,815,909
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning	123,659	117,115		71,928
Additions, net of returns			[1]
Reclassification				47,393
Effect of changes in foreign exchange rates	597	6,544		(2,206)
Property and equipment at cost, ending	124,256	123,659		117,115
Property and equipment, accumulated depreciation, beginning	56,134	29,526		10,777
Depreciation for the year	24,684	24,079		18,891
Effect of changes in foreign exchange rates		2,529		(142)
Property and equipment, accumulated depreciation, ending	80,818	56,134		29,526
Property and equipment, carrying amounts	43,438	67,525		87,589
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning	6,091,621	4,830,020		3,994,657
Additions, net of returns	949,551	1,087,414	[1]	842,877
Reclassification	2,013,090	162,917		48,941
Effect of changes in foreign exchange rates	41,246	11,270		(56,455)
Property and equipment at cost, ending	9,095,508	6,091,621		4,830,020
Property and equipment, accumulated depreciation, beginning	2,958,538	1,930,726		1,146,014
Depreciation for the year	1,600,981	1,000,085		794,834
Effect of changes in foreign exchange rates		27,727		(10,122)
Property and equipment, accumulated depreciation, ending	4,559,519	2,958,538		1,930,726
Property and equipment, carrying amounts	4,535,989	3,133,083		2,899,294
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment at cost, beginning	177,902	183,269		128,185
Additions, net of returns	12,384	21,435	[1]	57,221
Reclassification		(21,215)
Effect of changes in foreign exchange rates	5,560	(5,587)		(2,137)
Property and equipment at cost, ending	195,846	177,902		183,269
Property and equipment, accumulated depreciation, beginning	123,912	105,918		79,372
Depreciation for the year	28,133	30,100		26,641
Effect of changes in foreign exchange rates		(12,106)		(95)
Property and equipment, accumulated depreciation, ending	152,045	123,912		105,918
Property and equipment, carrying amounts	$ 43,801	$ 53,990		$ 77,351

[1]	During 2022, the Company returned $196,490 in equipment to a vendor. The equipment was not needed as the Company had alternatives. The equipment was returned without penalty to the Company.